Loans receivable net of credit impairment losses (Details 1)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Credit Impairment Losses As At January 1	¥ 640,290,000		¥ 597,870,000
Written off of impairment losses		$ (801,543)	0
Charge to statement of profit and other comprehensive income	373,647,000		42,420,000
Credit Impairment Losses As At December 31	¥ 212,394,000		¥ 640,290,000